Goodwill and Other Intangible Assets, Net - Estimated aggregate amortization expense (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2025	¥ 201,395
2026	200,473
2027	194,790
2028	177,601
2029	149,675
Thereafter	214,994
Net carrying amount, Intangible assets subject to amortization	¥ 1,138,928	¥ 920,331